Note 5 - Long-term Debt - Summary of Long-term Debt (Details) (Parentheticals)	Mar. 31, 2018	Mar. 31, 2017
Line of Credit [Member]
Long-term debt, weighted average interest rate	3.35%	2.22%
Long-term debt, maturity date	Dec. 31, 2022	Dec. 31, 2022
Term Loan [Member]
Long-term debt, weighted average interest rate	4.48%	3.38%
Long-term debt, maturity date	Dec. 31, 2022	Dec. 31, 2022
Tax-exempt Bond [Member]
Long-term debt, weighted average interest rate	3.11%
Long-term debt, maturity date	Dec. 31, 2033
Secured Promissory Note 1 [Member]
Long-term debt, weighted average interest rate	6.98%	6.98%
Long-term debt, maturity date	Dec. 31, 2022	Dec. 31, 2022
Lease Financing Obligations [Member]
Long-term debt, weighted average interest rate	2.62%	2.62%
Long-term debt, maturity date	Dec. 31, 2020	Dec. 31, 2020
Secured Promissory Note 2 [Member]
Long-term debt, weighted average interest rate	6.35%	6.35%
Long-term debt, maturity date	Dec. 31, 2020	Dec. 31, 2020
Economic Development Note [Member]
Long-term debt, weighted average interest rate	2.00%	2.00%
Long-term debt, maturity date	Dec. 31, 2021	Dec. 31, 2021